Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, line 4i – Schedule of Assets (Held at End of Year)
Supplemental Schedule
Amgen Retirement and Savings Plan
EIN: 95-3540776 Plan: #001
As of December 31, 2025
Schedule H, line 4i – Schedule of Assets (Held at End of Year)

Identity of Issue	Description of Investment	Current Value

Amgen stock*	Employer Securities	$417,689,989
			$417,689,989

Capital Preservation Asset Class:
Galliard Intermediate Core Fund L*	Collective Trust Fund	461,962,001
Galliard Short Core Fund F*	Collective Trust Fund	284,401,501
Short-Term Investment Fund II*	Collective Trust Fund	39,787,146
NT Collective Short Term Investment Fund*	Collective Trust Fund	53,050,433
Wrapper Contracts		—
Total Capital Preservation Asset Class			839,201,081

Fixed Income Active Asset Class:
Wellington Core Bond Plus Portfolio Collective Investment Trust II*	Collective Trust Fund	182,810,908
FIAM Group Trust For Employees Benefit Plan Core Plus Commingled Pool Class W*	Collective Trust Fund	181,975,209
BBH Collective Investment Series Trust Series Fund Income Class 1*	Collective Trust Fund	181,868,204
NT Collective Aggregate Bond Index Fund / Non Lending*	Collective Trust Fund	65,981,875
Banc America Alternative Loan Trust Series 2004-6 Class 4A 15.0% Due 10-25-2048*	Corporate Bond	1,941
GMAC Mortgage Loan Trust 2003/J10 4.75% Due 01/25/2019	Corporate Bond	743
NT Collective Short Term Investment Fund*	Collective Trust Fund	282
Master Asset Security Trust 2004/6 5.25% Due 07/25/2019	Corporate Bond	1
Total Fixed Income Active Asset Class			612,639,163

Fixed Income Index Asset Class:
NT Collective Aggregate Bond Index Fund / Non Lending*	Collective Trust Fund	970,311,143
Total Fixed Income Index Asset Class			970,311,143

U.S. Equity Active Asset Class:
Nuveen Winslow Large Capital Growth Fund Class C*	Collective Trust Fund	220,498,952
Blackrock Instituitional Trust Company Investment Funds Russell 3000 Alpha Tilts Fund F*	Collective Trust Fund	166,892,573
Boston Partners CIT Large Capital Value Class E*	Collective Trust Fund	157,416,376
NT Collective Russell 3000 Index Fund / Non Lending*	Collective Trust Fund	20,089,652
Clean Harbors Inc.	Common and Preferred Stock	3,650,854
Coherent Corporation	Common and Preferred Stock	3,403,840
Ametek Inc.	Common and Preferred Stock	3,249,236
SS&C Technologies Holdings Inc.	Common and Preferred Stock	3,243,020
Waste Connections Inc.	Common and Preferred Stock	3,130,702
Entegris Inc.	Common and Preferred Stock	2,955,069
BWX Technologies Inc.	Common and Preferred Stock	2,795,341
NT Collective Short Term Investment Fund*	Collective Trust Fund	2,398,246
Huntington Bancshares Inc.	Common and Preferred Stock	2,336,420

Identity of Issue	Description of Investment	Current Value
Woodward Inc.	Common and Preferred Stock	2,274,353
UGI Corporation	Common and Preferred Stock	2,240,897
Rentokil Initial PLC	Common and Preferred Stock	2,075,015
Charles River Laboratories International Inc.	Common and Preferred Stock	1,950,515
Bio-Techne Corporation	Common and Preferred Stock	1,926,851
Keysight Technologies Inc.	Common and Preferred Stock	1,893,528
Amphenol Corporation Class A	Common and Preferred Stock	1,882,230
Ingredion Inc.	Common and Preferred Stock	1,866,481
Halozyme Therapeutics Inc.	Common and Preferred Stock	1,864,075
Henry Schein Inc.	Common and Preferred Stock	1,819,211
Brown & Brown Inc.	Common and Preferred Stock	1,796,916
Heico Corporation Class A	Common and Preferred Stock	1,705,417
Dolby Laboratories Inc.	Common and Preferred Stock	1,624,381
Shift4 Payments Inc. Class A	Common and Preferred Stock	1,574,375
IDEX Corporation	Common and Preferred Stock	1,524,768
STERIS plc	Common and Preferred Stock	1,507,176
LKQ Corporation	Common and Preferred Stock	1,359,453
Power Integrations Inc.	Common and Preferred Stock	1,340,071
Prosperity Bancshares Inc.	Common and Preferred Stock	1,220,759
WEX Inc.	Common and Preferred Stock	1,205,844
Hexcel Corporation	Common and Preferred Stock	1,172,941
HealthEquity Inc.	Common and Preferred Stock	1,156,118
Casella Waste Systems Inc. Class A	Common and Preferred Stock	1,092,717
Mid-American Apartment Communities Inc.	Common and Preferred Stock	1,084,609
Allegion PLC	Common and Preferred Stock	1,072,506
Cabot Corporation	Common and Preferred Stock	1,040,662
Graco Inc.	Common and Preferred Stock	998,886
RBC Bearings Inc.	Common and Preferred Stock	900,447
Procore Technologies Inc.	Common and Preferred Stock	880,154
First American Financial Corporation	Common and Preferred Stock	854,385
Copart Inc.	Common and Preferred Stock	833,308
Ensign Group Inc.	Common and Preferred Stock	809,856
Federal Signal Corporation	Common and Preferred Stock	727,119
National Retail Properties Inc.	Common and Preferred Stock	724,159
Fabrinet Company	Common and Preferred Stock	720,253
Nova Measuring Instruments	Common and Preferred Stock	716,875
Medpace Holdings Inc.	Common and Preferred Stock	713,857
Bank Ozk	Common and Preferred Stock	667,566
EnPro Inc.	Common and Preferred Stock	647,743
Moelis & Company Class A	Common and Preferred Stock	615,567
SiteOne Landscape Supply Inc.	Common and Preferred Stock	613,333
Paymentus Holdings Inc. Class A	Common and Preferred Stock	593,829
Standex International Corporation	Common and Preferred Stock	567,101
Kadant Inc.	Common and Preferred Stock	565,195
Ollies Bargain Outlet Holdings Inc.	Common and Preferred Stock	527,005
Balchem Corporation	Common and Preferred Stock	525,105
Loar Holdings Inc.	Common and Preferred Stock	521,968
Camtek Limited	Common and Preferred Stock	519,283
CSW Industrials Inc.	Common and Preferred Stock	510,742
Everus Construction Group Inc.	Common and Preferred Stock	491,799
Saia Inc.	Common and Preferred Stock	490,107
Modine Manufacturing Company	Common and Preferred Stock	486,243

Identity of Issue	Description of Investment	Current Value
CCC Intelligent Solutions Holdings Inc.	Common and Preferred Stock	478,272
ICF International, Inc.	Common and Preferred Stock	473,074
Global-E Online Limited	Common and Preferred Stock	468,772
Hamilton Lane Inc. Class A	Common and Preferred Stock	453,565
Markel Corporation Holding Company	Common and Preferred Stock	451,427
Five Below Inc.	Common and Preferred Stock	447,167
Clearwater Analytics Holdings Inc. Class A	Common and Preferred Stock	421,015
Guidewire Software Inc.	Common and Preferred Stock	415,890
XPEL Inc.	Common and Preferred Stock	396,435
Certara Inc.	Common and Preferred Stock	344,524
Wingstop Inc.	Common and Preferred Stock	336,986
RLI Corporation	Common and Preferred Stock	332,312
Arhaus Inc. Class A	Common and Preferred Stock	327,444
Valvoline Inc.	Common and Preferred Stock	325,356
Q2 Holdings Inc.	Common and Preferred Stock	317,576
UFP Industries Inc.	Common and Preferred Stock	306,839
Novanta Inc.	Common and Preferred Stock	296,642
Freshpet Inc.	Common and Preferred Stock	289,600
Morningstar Inc.	Common and Preferred Stock	282,720
Floor & Decor Holdings Inc.	Common and Preferred Stock	268,464
Goosehead Insurance Inc. Class A	Common and Preferred Stock	256,965
Trex Company Inc.	Common and Preferred Stock	245,735
AAON Inc.	Common and Preferred Stock	236,223
Cohen & Steers Inc.	Common and Preferred Stock	222,492
Bellring Brands Inc.	Common and Preferred Stock	190,130
Vita Coco Company Inc.	Common and Preferred Stock	100,878
Pool Corporation	Common and Preferred Stock	64,736
Total U.S. Equity Active Asset Class			659,305,274

U.S. Equity Index Asset Class:
NT Collective Russell 3000 Index Fund / Non Lending*	Collective Trust Fund	2,598,695,401
Total U.S. Equity Index Asset Class			2,598,695,401

International Equity Active Asset Class:
Dodge & Cox International Stock Fund	Mutual Fund	255,411,543
Mawer International Equity Collective Investment Trust Class B*	Collective Trust Fund	252,538,156
Great Grey Trust Company GQG Partners International Equity CIT Class C*	Collective Trust Fund	248,729,768
Mondrian Master CIT Focused All Countries World ex-US Equity*	Collective Trust Fund	248,622,909
Wilmington Trust Collective Investment Trust / Jennison International Equity Opportunities CIT Class J*	Collective Trust Fund	248,011,296
NT Collective MSCI All Country World Index (ACWI) ex/US Index Fund / Non Lending*	Collective Trust Fund	50,754,829
Total International Equity Active Asset Class			1,304,068,501

International Equity Index Asset Class:
NT Collective MSCI All Country World Index (ACWI) ex/US Index Fund / Non Lending*	Collective Trust Fund	384,229,509
Total International Equity Index Asset Class			384,229,509

Identity of Issue	Description of Investment	Current Value
Participant Self-Directed Accounts	Various Investments	1,119,760,757
			1,119,760,757

Notes Receivable from Participants*	Interest Rate 4.25% - 9.50%	38,602,548
			38,602,548

Other:
Tax Reclaims	Cash and Cash Equivalents	2,662,444
ML Vanguard Federal Money Market Forfeiture / Settlement*	Cash and Cash Equivalents	1,378,351
BIF Money Fund*	Cash and Cash Equivalents	1,342,037
NT Collective Short Term Investment Fund*	Collective Trust Fund	475,614
Interest Bearing Cash	Cash and Cash Equivalents	88,742
Exide Technologies	Common and Preferred Stock	24,978
Total Other			5,972,166

Grand Total			$8,950,475,532

* Indicates party-in-interest